Condensed Consolidated Statements of Changes in Mezzanine Equity and Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Series B Preferred Stock, Mezzanine Equity [Member] ATM Program [Member]	Series B Preferred Stock, Mezzanine Equity [Member] ELOC Purchase Agreement [Member]	Series B Preferred Stock, Mezzanine Equity [Member]	Series C Preferred Stock Mezzanine Equity [Member] ATM Program [Member]	Series C Preferred Stock Mezzanine Equity [Member] ELOC Purchase Agreement [Member]	Series C Preferred Stock Mezzanine Equity [Member]	Common Stock [Member] ATM Program [Member]	Common Stock [Member] ELOC Purchase Agreement [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] ATM Program [Member]	Additional Paid-in Capital [Member] ELOC Purchase Agreement [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] ATM Program [Member]	Retained Earnings [Member] ELOC Purchase Agreement [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member] ATM Program [Member]	Treasury Stock, Common [Member] ELOC Purchase Agreement [Member]	Treasury Stock, Common [Member]	ATM Program [Member]	ELOC Purchase Agreement [Member]	Total
Balance (in shares) at Dec. 31, 2021									32,000									0
Balance at Dec. 31, 2021									$ 0			$ 830,259			$ (785,324)			$ (3,054)			$ 41,881
Net loss									$ 0			0			(39,208)			$ 0			(39,208)
Issuance of stock (in shares)									0									0	11,491
Issuance of stock									$ 0			0			0			$ 0			0
Stock-based compensation expense									$ 0			3,086			0			$ 0			3,086
Balance (in shares) at Dec. 31, 2022									43,000									0
Balance at Dec. 31, 2022									$ 0			837,598			(824,532)			$ (3,054)			10,012
Net loss									0						(4,111)			0			(4,111)
Stock-based compensation expense									$ 0			285			0			$ 0			285
Reverse split adjustments - fractional share round ups (in shares)									1,000									0
Balance (in shares) at Mar. 31, 2023									51,000									0
Balance at Mar. 31, 2023									$ 0			838,726			(828,643)			$ (3,054)			7,029
Balance (in shares) at Dec. 31, 2022									43,000									0
Balance at Dec. 31, 2022									$ 0			837,598			(824,532)			$ (3,054)			10,012
Net loss																					(15,137)
Balance (in shares) at Sep. 30, 2023									287,000									0
Balance at Sep. 30, 2023									$ 0			850,207			(839,669)			$ (3,054)			7,484
Balance (in shares) at Dec. 31, 2022									43,000									0
Balance at Dec. 31, 2022									$ 0			837,598			(824,532)			$ (3,054)			10,012
Net loss									$ 0			0			(20,291)			$ 0			(20,291)
Issuance of stock (in shares)									235,000									0
Issuance of stock									$ 0			10,794			0			$ 0			10,794
Stock-based compensation expense									$ 0			1,278			0			$ 0			1,278
Reverse split adjustments - fractional share round ups (in shares)									1,000									0
Balance (in shares) at Dec. 31, 2023			0			0			333,000									0
Balance at Dec. 31, 2023			$ 0			$ 0			$ 0			851,268			(844,823)			$ (3,054)			3,391
Balance (in shares) at Mar. 31, 2023									51,000									0
Balance at Mar. 31, 2023									$ 0			838,726			(828,643)			$ (3,054)			7,029
Net loss									$ 0			0			(6,601)			$ 0			(6,601)
Issuance of stock (in shares)									236,000									0
Issuance of stock									$ 0			10,794			0			$ 0			10,794
Stock-based compensation expense									$ 0			382			0			$ 0			382
Balance (in shares) at Jun. 30, 2023									287,000									0
Balance at Jun. 30, 2023									$ 0			849,902			(835,244)			$ (3,054)			11,604
Net loss									0			0			(4,425)			0			(4,425)
Stock-based compensation expense									$ 0			305			0			$ 0			305
Balance (in shares) at Sep. 30, 2023									287,000									0
Balance at Sep. 30, 2023									$ 0			850,207			(839,669)			$ (3,054)			7,484
Issuance of stock (in shares)																			47,132
Balance (in shares) at Dec. 31, 2023			0			0			333,000									0
Balance at Dec. 31, 2023			$ 0			$ 0			$ 0			851,268			(844,823)			$ (3,054)			3,391
Net loss			$ 0			$ 0			$ 0			0			10,219			$ 0			10,219
Issuance of stock (in shares)	0			0			143,000									0
Issuance of stock	$ 0			$ 0			$ 1			$ 1,366			$ 0			$ 0			$ 1,367
Issuance of common stock, equity consideration in debt extinguishment (in shares)			0			0			34,000									0
Issuance of common stock, equity consideration in debt extinguishment			$ 0			$ 0			$ 0			280			0			$ 0			280
Stock-based compensation expense			$ 0			$ 0			$ 0			164			0			$ 0			164
Balance (in shares) at Mar. 31, 2024			0			0			510,000									0
Balance at Mar. 31, 2024			$ 0			$ 0			$ 1			853,078			(834,604)			$ (3,054)			15,421
Balance (in shares) at Dec. 31, 2023			0			0			333,000									0
Balance at Dec. 31, 2023			$ 0			$ 0			$ 0			851,268			(844,823)			$ (3,054)			3,391
Net loss																					$ (4,554)
Issuance of stock (in shares)																			143,120
Reverse split adjustments - fractional share round ups (in shares)																					106
Balance (in shares) at Sep. 30, 2024			0			16,000			2,340,000									0
Balance at Sep. 30, 2024			$ 0			$ 2,142			$ 2			856,267			(848,806)			$ (3,054)			$ 4,409
Balance (in shares) at Mar. 31, 2024			0			0			510,000									0
Balance at Mar. 31, 2024			$ 0			$ 0			$ 1			853,078			(834,604)			$ (3,054)			15,421
Net loss			$ 0			$ 0			$ 0			0			(12,024)			$ 0			(12,024)
Issuance of stock (in shares)			6,000			0			0									0
Issuance of stock			$ 6,954			$ 0			$ 0			0			0			$ 0			0
Stock-based compensation expense			$ 0			$ 0			$ 0			97			0			$ 0			97
Reverse split adjustments - fractional share round ups (in shares)			0			0			82,000									0
Balance (in shares) at Jun. 30, 2024			6,000			0			592,000									0
Balance at Jun. 30, 2024			$ 6,954			$ 0			$ 1			853,175			(846,628)			$ (3,054)			3,494
Net loss			$ 0			$ 0			$ 0			0			(2,750)			$ 0			(2,749)
Issuance of stock (in shares)		0	0		0	6,000		1,435,000	0								0	0		1,400,000
Issuance of stock		$ 0	$ 0		$ 0	$ 557		$ 1	$ 0		$ 4,370	0		$ 0	0		$ 0	$ 0		$ 4,371	0
Issuance of common stock, equity consideration in debt extinguishment (in shares)			(6,000)			3,000			0									0
Issuance of common stock, equity consideration in debt extinguishment						$ 344			$ 0			0			0			$ 0			0
Stock-based compensation expense			$ 0			0			0			86			0			0			86
Exchange of Series B preferred stock			$ (6,954)			$ 992			$ 0			0			572			$ 0			572
Issuance of Series C preferred stock as consideration for services (in shares)			0			0			0									0
Issuance of Series C preferred stock as consideration for services			$ 0			$ 24			$ 0			0			0			$ 0			0
Conversions of Series C preferred stock (in shares)			0			(1,000)			313,000									0
Conversions of Series C preferred stock			$ 0			$ (154)			$ 0			209			0			$ 0			209
Redemptions of Series C preferred stock (in shares)			0			(1,000)			0									0
Redemptions of Series C preferred stock			$ 0			$ (74)			$ 0			(772)			0			$ 0			(772)
Deemed dividends on Series C preferred stock			0			454			0			(454)			0			0			(454)
Deemed cash dividends on Series C preferred stock			$ 0			$ 0			$ 0						0			$ 0			(347)
Deemed cash dividends on Series C preferred stock												(347)
Balance (in shares) at Sep. 30, 2024			0			16,000			2,340,000									0
Balance at Sep. 30, 2024			$ 0			$ 2,142			$ 2			$ 856,267			$ (848,806)			$ (3,054)			$ 4,409